RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

		Years ended December 31,
	Note	2017	2018	2019
		RMB	RMB	RMB
Sales of goods	(i)	244,211	272,789	295,532
Purchases	(ii)	165,993	192,224	197,308
Transportation and storage	(iii)	7,716	7,319	8,206
Exploration and development services	(iv)	21,210	23,489	33,310
Production related services	(v)	20,824	28,472	38,668
Ancillary and social services	(vi)	6,653	6,664	3,098
Operating lease charges for land	(vii)	8,015	7,765	—
Operating lease charges for buildings	(vii)	510	521	—
Other operating lease charges	(vii)	626	869	—
Agency commission income	(viii)	127	113	116
Interest income	(ix)	807	848	1,066
Interest expense	(x)	554	1,110	1,334
Net deposits (placed with)/withdrawn from related parties	(ix)	(7,441)	6,457	5,350
Net funds obtained from related parties	(xi)	19,661	31,684	3,438

Notes:

(i)	Sales of goods represent the sale of crude oil, intermediate petrochemical products, petroleum products and ancillary materials.
(ii)

Purchases represent the purchase of materials and utility supplies directly related to the Group’s operations such as the procurement of raw and ancillary materials and related services, supply of water, electricity and gas.

(iii)	Transportation and storage represent the cost for the use of railway, road and marine transportation services, pipelines, loading, unloading and storage facilities.
(iv)	Exploration and development services comprise direct costs incurred in the exploration and development such as geophysical, drilling, well testing and well measurement services.
(v)

Production related services represent ancillary services rendered in relation to the Group’s operations such as equipment repair and general maintenance, insurance premium, technical research, communications, firefighting, security, product quality testing and analysis, information technology, design and engineering, construction of oilfield ground facilities, refineries and chemical plants, manufacture of replacement parts and machinery, installation, project management, environmental protection and management services.

(vi)

Ancillary and social services represent expenditures for social welfare and support services such as educational facilities, media communication services, sanitation, accommodation, canteens, and property maintenance.

(vii)

Operating lease charges represent the rental incurred for operating leases in respect of land, buildings and equipment leased from Sinopec Group Company and fellow subsidiaries, associates and joint ventures. No lease charges have incurred during the current year because of the adoption of IFRS 16 Leases.

(viii)	Agency commission income represents commission earned for acting as an agent in respect of sales of products and purchase of materials for certain entities owned by Sinopec Group Company.
(ix)

Interest income represents interest received from deposits placed with Sinopec Finance and Sinopec Century Bright Capital Investment Limited, finance companies controlled by Sinopec Group Company. The applicable interest rate is determined in accordance with the prevailing saving deposit rate. The balance of deposits as of December 31, 2018 and 2019 were RMB 41,057 and RMB 35,707, respectively.

(x)	Interest expense represents interest charges on the loans obtained from Sinopec Group Company and fellow subsidiaries.
(xi)	The Group obtained loans, discounted bills and others from Sinopec Group Company and fellow subsidiaries.

Schedule of amount due from/to related parties

	December 31,
	2018	2019
	RMB	RMB

Trade accounts receivable and bills receivable	7,555	12,968
Financial assets at fair value through other comprehensive income	—	407
Prepaid expenses and other current assets	7,665	12,723
Long-term prepayments and other assets	23,482	734
Total	38,702	26,832

Trade accounts payable and bills payable	17,530	25,296
Contract liabilities	3,273	4,464
Other payables	18,160	16,141
Other long-term liabilities	12,470	—
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	31,665	43,289
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	42,516	9,626
Lease liabilities (including to be paid within one year)	—	171,402
Total	125,614	270,218

Schedule of key management personnel emoluments

	Years ended December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	5,344	5,745	9,209
Retirement scheme contributions	424	351	536
	5,768	6,096	9,745